SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION
Financial information by reportable segment

	Years ended December 31,
	2014	2013	2012
Net operating revenues from external customers:
Russia convergent	336,099	317,437	303,478
Moscow fixed line	35,938	35,493	33,293
Ukraine	29,064	37,665	36,118
Other	9,657	7,848	5,351

Total net operating revenues from external customers	410,758	398,443	378,240

Including revenue from mobile services	352,964	339,883	322,517
Including revenue from fixed line services	57,794	58,560	55,723

Intersegment operating revenues:
Russia convergent	4,633	3,638	2,513
Moscow fixed line	4,886	4,831	4,563
Ukraine	3,722	2,067	1,604
Other	1,541	1,281	1,031

Total intersegment operating revenues	14,782	11,817	9,711

Depreciation and amortization expense:
Russia convergent	57,773	57,655	51,994
Moscow fixed line	7,609	5,182	4,251
Ukraine	6,780	8,896	9,571
Other	2,619	1,588	2,104
Intercompany eliminations	(71)	(68)	(10)

Total depreciation and amortization expense	74,710	73,253	67,910

Segment net operating income:
Russia convergent	85,964	79,199	76,832
Moscow fixed line	13,601	15,678	14,938
Ukraine	3,390	11,745	9,647
Other	(559)	(4,810)	(7,625)
Intercompany eliminations	(47)	(54)	(8)

Segment net operating income	102,349	101,758	93,794

Net operating income	102,349	101,758	93,794
Currency exchange and transaction loss / (gain)	18,024	5,473	(3,952)
Interest income	(4,519)	(2,793)	(2,588)
Interest expense	16,453	15,498	17,673
Equity in net loss / (income) of associates	2,880	(2,472)	(869)
Other expense / (income), net	771	(10,636)	688

Income from continuing operations before provision for income taxes	68,740	96,688	82,842

	Years ended December, 31
	2014	2013
Additions to long-lived assets:
Russia convergent	86,456	55,939
Moscow fixed line	13,649	14,121
Ukraine	5,103	8,856
Other	8,234	1,951

Total additions to long-lived assets	113,442	80,867

	December 31,
	2014	2013
Long-lived assets(1):
Russia convergent	276,896	246,422
Moscow fixed line	64,992	61,812
Ukraine	18,546	24,107
Other	37,825	12,648

Total long-lived assets	398,259	344,989

Total assets:
Russia convergent	439,950	355,203
Moscow fixed line	78,468	75,929
Ukraine	42,988	38,586
Other	47,521	15,806

Total assets	608,927	485,524

(1)	Comprises of property, plant and equipment, licenses, goodwill and other intangible assets.

Financial information by geographical segment

	Years ended December 31,
	2014	2013	2012
Net operating revenues from external customers:
Russia	372,080	352,930	336,771
Other	38,678	45,513	41,469

Total net operating revenues from external customers	410,758	398,443	378,240

	December 31,
	2014	2013
Long-lived assets:
Russia	347,994	308,336
Other	50,265	36,653

Total long-lived assets	398,259	344,989